Events Occurring After the Reporting Date - Additional Information (Detail) - AUD ($) $ in Thousands	Sep. 16, 2024	Aug. 19, 2024
Research And Development Expense [Member]
Disclosure of non-adjusting events after reporting period [line items]
Tax grants received	$ 2,200	$ 549